ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
ACCRUED LIABILITIES
Gaming related, excluding taxes	$ 9,854	$ 9,556	$ 2,961
Taxes, other than payroll and income taxes	6,220	4,141	2,255
Total	$ 16,074	$ 13,697	$ 5,216